Segment and Geographic Data	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment and Geographic Data	SEGMENT AND GEOGRAPHIC DATA
We segregate our operations into two reportable business
segments: (i) MedSurg and Neurotechnology and (ii)
Orthopaedics which aligns to our internal reporting structure and how our Chief Operating Decision Maker (CODM) assesses
performance and allocates resources. The CODM is the Chief
Executive Officer. The CODM makes decisions on resource
allocation, assesses performance of the business, and monitors budget versus actual results using segment operating income.
Information about total assets by segment is not disclosed
because such information is not regularly provided to, or used by, our CODM.
The Corporate and Other category shown in the table below
includes corporate and administration, corporate initiatives and share-based compensation, which includes compensation related to employee stock options, restricted stock units and
performance stock unit grants and director stock options and restricted stock unit grants.

Segment Results	2025	2024	2023
MedSurg and Neurotechnology	$13,692	$11,753	$10,558
Orthopaedics	$11,424	10,842	9,940
Net sales	$25,116	$22,595	$20,498
MedSurg and Neurotechnology	$5,253	$4,748	$4,338
Orthopaedics	$3,248	3,030	2,834
Cost of sales	$8,501	$7,778	$7,172
MedSurg and Neurotechnology	$890	$739	$663
Orthopaedics	$615	621	578
Segment research, development and engineering expenses	$1,505	$1,360	$1,241
MedSurg and Neurotechnology	$3,618	$2,912	$2,667
Orthopaedics	$3,291	3,250	3,066
Segment selling, general and administrative expenses	$6,909	$6,162	$5,733
MedSurg and Neurotechnology	$231	$211	$195
Orthopaedics	478	489	422
Segment depreciation and amortization	$709	$700	$617
Corporate and Other	125	109	98
Amortization of intangible assets	732	623	635
Total depreciation and amortization	$1,566	$1,432	$1,350
MedSurg and Neurotechnology	$3,700	$3,143	$2,695
Orthopaedics	3,792	3,452	3,040
Segment operating income	$7,492	$6,595	$5,735
Items not allocated to segments:
Corporate and Other	$(889)	$(880)	$(780)
Inventory stepped up to fair value	(173)	(46)	—
Acquisition and integration-related charges	(335)	(108)	(20)
Amortization of intangible assets	(732)	(623)	(635)
Structural optimization and other special charges	(191)	(138)	(170)
Goodwill and other impairments	(170)	(977)	(36)
Medical device regulation	(38)	(58)	(96)
Recall-related matters	(58)	(40)	(18)
Regulatory and legal matters	(17)	(36)	(92)
Consolidated operating income	$4,889	$3,689	$3,888

Segment Capital Spending
Purchases of property, plant and equipment:	2025	2024	2023
Orthopaedics	$351	$340	$225
MedSurg and Neurotechnology	165	166	137
Total segment purchases of property, plant and equipment	$516	$506	$362
Corporate and Other	245	249	213
Total purchases of property, plant and equipment	$761	$755	$575
We measure the financial results of our reportable segments
using an internal performance measure that excludes acquisition and integration-related charges, structural optimization and other special charges, goodwill and other impairments, reserves for certain product recall matters and reserves for certain legal and regulatory matters. Identifiable assets are those assets used exclusively in the operations of each business segment or
allocated when used jointly. Corporate assets are principally property, plant and equipment and noncurrent assets.
The countries in which we have local revenue generating
operations have been combined into the following geographic
areas: the United States; Europe, Middle East, Africa; Asia
Pacific; and other foreign countries, which include Canada and countries in the Latin American region. Net sales are reported based on the geographic area of the Stryker location where the sales to the customer originated.

Geographic Information
	Net Sales			Net Property, Plant and Equipment
	2025	2024	2023	2025	2024
United States	$19,006	$16,943	$15,257	$2,084	$1,997
Europe, Middle East, Africa	3,181	2,897	2,618	1,562	1,260
Asia Pacific	2,164	2,020	1,946	97	75
Other countries	765	735	677	133	116
Total	$25,116	$22,595	$20,498	$3,876	$3,448